Statutory Financial Information and Dividend Restrictions (Narrative and Statutory Accounting Practices Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
American Equity Life, statutory net income (loss)	$ 151,857	$ (863,818)	$ (34,467)
American Equity Life, statutory capital and surplus balance	3,692,602	4,078,532
Statutory accounting practices, permitted practice, amount	$ 83,000	$ (210,200)
Dividend restriction, percentage policyholders surplus	10.00%
Statutory amount available for dividend payments without regulatory approval	$ 369,300